U. S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

          Accolade Funds
          7900 Callaghan Road
          San Antonio, Texas 78229

2.   Name of each series or class of funds for which this notice is filed:

          Bonnel Growth Fund

3.   Investment Company Act File Number: 811-7662

          Securities Act File Number:  33-61542

4.   Last day of fiscal year for which this notice is filed:

          September 30, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

          / /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.

         None

9.   Number and aggregate sale price of securities sold during the fiscal year:

         Number of Shares -- 2,161,599
         Aggregate Sales Price -- $26,415,120

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

         Number of Shares -- 2,161,599
         Aggregate Sales Price -- $26,415,120

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

         Number of Shares -- 797
         Aggregate Sales Price -- $8,017

12.  Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during
               the fiscal year in reliance on rule 24f-2
               (from Item 10): .................................  $26,415,120

          (ii) Aggregate price of shares issued in connection
               with  dividend reinvestment plans (from Item 11,
               if applicable): .................................      + 8,017

          (iii)Aggregate  price of shares  redeemed  or
               repurchased  during the fiscal year
               (if applicable): ................................  - 6,465,783

          (iv) Aggregate  price of shares redeemed or
               repurchased and previously applied as a
               reduction to filing fees  pursuant to
               rule 24e-2 (if applicable): .....................          + 0

          (v)  Net  aggregate  price of  securities  sold and
               issued  during the fiscal year in reliance on
               rule 24f-2 [line (i),  plus line (ii), less
               line (iii), plus line (iv)] (if applicable): ....  $19,957,354

          (vi) Multiplier  prescribed by Section 6(b) of
               the  Securities  Act of 1933 or other
               applicable law or regulation (see
               Instruction C.6): ...............................     x 1/2900

          (vii)Fee due  [line  (i) or line  (v)  multiplied by
               line  (vi)]: ....................................      $ 6,881.85
                                                                  ==============

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

          / X /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         November 24, 1995

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:      /S/ Teresa G. Rowan
         ----------------------------------------
         TERESA G. ROWAN
         Vice President, Chief Financial Officer,
         Accounting Officer, Treasurer

Date:    November 28, 1995

[GRAPHIC:  BONNEL GROWTH FUND LETTERHEAD]

                                November 28, 1995

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Rule 24f-2 Notice for Accolade Funds
         File No. 811-7662

Gentlemen:

     As counsel to Accolade Funds (the "Trust"), a Massachusetts business trust, I have been asked to render this opinion in connection with the filing by the Trust of a Rule 24f-2 Notice (the "Notice") with respect to its fiscal year ended September 30, 1995.

     Reference is made to paragraph 5 of the Notice, wherein the Trust reports the number and amount of shares of the Trust (the "Shares") representing interests in the Bonnel Growth Fund sold during the fiscal year ended September 30, 1995 in reliance upon Rule 24f-2 under the Investment Company Act of 1940, as amended.

     I have examined the First Amended and Restated Master Trust Agreement and By-Laws of the Trust, the Notice, the records of certain meetings and written consents of the Trustees of the Trust, and such other documents as I deemed necessary for the purposes of this opinion.

     Based on the foregoing, and assuming that all of the Shares were sold, issued and paid for in accordance with the terms of the Trust's Prospectus and Statement of Additional Information contained in the Trust's Registration Statement on Form N-1A in effect at the time of sale, in my opinion, the Shares were legally issued and are fully paid and non-assessable by the Trust.

     I am licensed to practice law in the State of Oklahoma and not in any other jurisdiction. I do not claim special expertise in the laws of any other jurisdiction.

                                   Sincerely,

                                   Thomas D. Tays, Esq.